Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

NOTE 15 – LEASES

Lease settlement

On April, 29, 2011, the Company entered into a settlement agreement with a lessor whereby the Company would make monthly payments totaling $614,934 from January 1, 2011 to October 1, 2013, in exchange of a waiver of $786,945 in late and other fees, which is recorded as a gain on debt extinguishment on the 2011 statement of operations. In the event of default, this waived amount would be payable in full in addition to the settlement amount. Total lease settlement amount payable was $251,184 as of December 31, 2012.

Although in default at the end of 2012, the Company subsequently cured and settled the obligation in full on October 1, 2013. The lessor upheld the Satisfaction of Judgment without exercising any of the default provisions.

750,000 shares of the Company’s Series B Preferred Shares were held as security for this liability and released in connection with the Satisfaction of Judgment.

Hawaii Research Center

The Company entered into a lease for laboratory and office space on May 9, 2006. This lease was amended on September 7, 2011, October 30, 2012, and October 31, 2013. Under the terms of the October 31, 2013 lease amendment, the lease was extended for a period of one year. Total rent expense under this agreement was $63,393, $71,760, and $2,070,801, for the years ended December 31, 2013 and 2012, and from inception to December 31, 2013, respectively.

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement was $27,241, $23,026, and $91,199, for the years ended December 31, 2013 and 2012, and from inception to December 31, 2013, respectively.

Maturities

Future minimum lease payments under non-cancelable operating leases were $30,632, at December 31, 2013. This amount was all due during 2014.